Label	Element	Value
Short-term investments	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	$ 16,661,000
Short-term investments	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	40,730,000
Cash	ifrs-full_Cash	40,352,000
Cash	ifrs-full_Cash	$ 77,411,000